General information	12 Months Ended
Jun. 30, 2023
General Information [Abstract]
General information	General information
Founded in 1984, Sangoma Technologies Corporation (“Sangoma” or the “Company”) is publicly traded on the Toronto Stock Exchange (TSX: STC) and NASDAQ (NASDAQ: SANG). The Company’s shares were traded on the TSX Venture Exchange under the symbol STC until November 1, 2021, at which point the Company’s shares commenced trading on the TSX. In conjunction with listing on the TSX, the Company’s shares were delisted from the TSX Venture Exchange. The Company’s shares commenced trading on NASDAQ on December 16, 2021. The Company was incorporated in Canada, its legal name is Sangoma Technologies Corporation and its primary operating subsidiaries for fiscal 2023 are Sangoma Technologies Inc., Sangoma US Inc., Digium Inc., NetFortris Corporation, Star2Star Communications LLC, VoIP Supply LLC, and VoIP Innovations LLC.

Sangoma is a leading provider of hardware and software components that enable or enhance Internet Protocol Communications Systems for both telecom and datacom applications. Enterprises, small to medium sized businesses (“SMBs”) and telecom operators in over 150 countries rely on Sangoma’s technology as part of their mission critical infrastructures. The product line includes data and telecom boards for media and signal processing, as well as gateway appliances and software.

The Company is domiciled in Ontario, Canada. The address of the Company’s registered office is 100 Renfrew Dr., Suite 100, Markham, Ontario, L3R 9R6 and the Company operates in multiple jurisdictions.